Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes to Financial Statements
EBP, Summary of Accounting Policy [Text Block]
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting — The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes in net assets available for benefits. Actual results could differ from those estimates.

Risks and Uncertainties — The Plan provides for various investment options as set forth in the Plan agreement. Investment securities are exposed to various risks such as interest rate, market, concentration and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes could materially affect participant account balances and the amounts reported in the statements of net assets available for benefits. Approximately 3% and 4% of net assets available for benefits as of December 31, 2025 and 2024, respectively, were invested in JHG common stock, representing the ESOP portion of the Plan.

Investment Valuation and Income Recognition — The Plan’s investments are stated at fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Shares of mutual funds and money market funds are valued at quoted market prices, which represent the net asset value of shares held by the Plan on December 31, 2025. Common stock is valued at quoted market prices. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Management fees and operating expenses charged to the Plan for investments in the mutual funds are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.

Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan agreement. Notes receivable from participants have various maturity dates and interest rates ranging from 2026 to 2038 and 4.25% to 9.50%, respectively.

Administrative Expenses — Plan expenses include loan, distribution and administration fees paid to Fidelity. Other plan expenses include audit, legal and advisory fees. Nonvested profit sharing and ESOP amounts forfeited by employees are used to pay administration fees. Loan and distribution fees are charged against individual participant accounts. The Plan Sponsor may pay Plan expenses at its sole discretion but is not obligated to pay Plan expenses. Unless paid by the Plan Sponsor, such costs and expenses are charged against Plan assets at the participant account level and deducted by the trustee.

Administrative fees paid to Fidelity may be reduced to the extent Plan assets are invested in certain Fidelity and non-Fidelity investment products. Plan expenses were reduced by $40,073 and $66,098 during the years ended December 31, 2025 and 2024, respectively, as a result of such investment.

Payment of Benefits — Benefit payments to participants are recorded upon distribution. There were no participants who have elected to withdraw from the Plan, but have not yet been paid, as of December 31, 2025 and 2024.

Contributions — Contributions are recognized in the year to which they relate.

Income Tax Status — The IRS has determined and informed the Company by a letter dated October 14, 2014, that the Plan was designed in accordance with the applicable regulations of the IRC requirements. The Plan Sponsor believes the Plan has maintained its tax-exempt status. Therefore, no provision for income taxes has been included in the Plan’s financial statements. The plan was last amended on November 12, 2025, for operational and regulatory matters. The amendments were not impactful to the Plan’s tax-exempt status.

Subsequent Events — Subsequent events were evaluated through the date the financial statements were issued.

On December 21, 2025, JHG entered into a Merger Agreement under which the company will be acquired by a private investor group which is expected to close subsequent to the issuance of these financial statements. Any shares of JHG common stock owned by the Plan at the time the transaction is complete will be liquidated. As a result of this change, the Plan will cease to qualify as an 11-K filer under SEC rules.